Revenues - Schedule of Reconciliation of the Beginning and Ending Amount of Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Change in Contract with Customer Liability [Line Items]
Beginning balance	$ 5,648	$ 9,731
Ending balance	1,749	5,648
License fees [Member]
Summary of Change in Contract with Customer Liability [Line Items]
Recognized as revenue	(3,442)	(3,548)
Reimbursements [Member]
Summary of Change in Contract with Customer Liability [Line Items]
Recognized as revenue	$ (457)	$ (535)